Summary of Significant Accounting Policies (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net Income (Loss) Per Common Share	Following is the computation of earnings (loss) per basic and diluted share:
	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net earnings (loss) attributable to common stockholders	$20,673,440	$(3,356,956)	$6,534,775	$(6,860,958)
Add: After tax effect of convertible secured debentures interest	1,129,509	-	-	-
Net earnings (loss) attributable for dilutive securities	$21,802,949	$(3,356,956)	$6,534,775	$(6,860,958)

Denominator:
Weighted average shares used to compute basic EPS	39,963,266	9,669,217	39,872,864	9,669,217
Dilutive effect of:
Stock options	380,204	-	190,102	-
Restricted and performance stock units	1,079,424	-	539,712	-
Warrants	-	-	-	-
Earnout shares	-	-	-	-
Convertible debt	2,922,425	-	-	-
Weighted average shares used to compute diluted EPS	44,345,319	9,669,217	40,602,678	9,669,217

Basic income (loss) per share	$0.52	$(0.35)	$0.16	$(0.71)
Diluted income (loss) per share	$0.49	$(0.35)	$0.16	$(0.71)

Anti-dilutive securities excluded from shares outstanding:
Stock options	764,296	3,967,959	764,296	3,967,959
Restricted and performance stock units	1,480,101	-	1,480,101	-
Warrants	18,722,425	-	18,722,425	-
Earnout shares	7,499,993	-	-	-
Convertible debt	-	-	2,922,425	5,299,546
Total	28,466,815	3,967,959	23,889,247	9,267,505
Following is the computation of earnings (loss) per basic and diluted share:
	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,260,571)	$(15,127,629)
Less: deemed dividend for Earnout Shares	(4,957,366)	—
Net loss attributable to common stockholders	$(33,217,937)	$(15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962

Basic and diluted earnings (loss) per share	$(1.75)	$(1.57)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677	—
Warrants	18,722,425	—
Earnout shares	7,499,993	—
Debentures	2,922,425	—
Total	35,785,704	3,949,158

Schedule of Inventories	Inventories consisted of the following:
	June 30, 2023	December 31, 2022
Raw material and supplies	$1,018,707	$1,499,030
Work in progress	11,517,297	5,167,882
Finished goods	-	-
Total inventories	$12,536,004	$6,666,912
Inventories consisted of the following:
	December 31, 2022	December 31, 2021
Raw material and supplies	$1,499,030	$—
Work in progress	5,167,882	—
Finished goods	—	—
Total inventories	$6,666,912	$—

Schedule of Other Current Assets	Prepaid expenses consisted of the following:
	June 30, 2023	December 31, 2022
Prepaid material purchases	$4,847,080	$2,454,298
Prepaid insurance	919,870	2,392,978
Other prepayments	354,088	199,323
Total prepaid expenses	$6,121,038	$5,046,599
Prepaid expenses consist of the following:
	December 31, 2022	December 31, 2021
Prepaid material purchases	$2,454,298	$96,095
Prepaid insurance	2,392,978	67,219
Other prepayments	199,323	110,326
Total prepaid expenses	$5,046,599	$273,640

Schedule of Accrued Liabilities	Accrued liabilities consist of the following:
	December 31, 2022	December 31, 2021
Accrued compensation	$1,501,736	$349,255
Accrued professional fees	794,021	—
Accrued insurance	590,936	61,752
Accrued interest	—	703,544
Advance customer payments	—	373,791
Other accrued expenses	256,284	88,091
Total accrued expenses	$3,142,977	$1,576,433

CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Common Stock Reflected In the Balance Sheet Are Reconciled	the common stock reflected in the unaudited condensed consolidated balance sheets is reconciled in the following table:
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption as of December 31, 2021	$174,225,000
Plus:
Accretion of carrying value to redemption value	145,884
Common stock subject to possible redemption as of June 30, 2022	$174,370,884
the Common Stock reflected in the balance sheet is reconciled in the following table:
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$174,225,000

Schedule of Basic and Diluted Net Income (Loss) Per Common Share	basic and diluted net income (loss) per share of common stock
	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(795,831)	$—	$1,155,839	$—
Denominator:
Basic weighted average shares outstanding	21,562,500	3,750,000	21,562,500	3,750,000
Basic net income (loss) per share	$(0.04)	$0.00	$0.05	$0.00
The following table reflects the calculation of basic and diluted net loss per share of Common Stock
	For the year ended December 31, 2021	For the period from June 18, 2020 (inception) through December 31, 2020
Basic and diluted net loss per share:
Numerator:
Net loss	$(595,442)	$(1,000)
Denominator:
Basic weighted average shares outstanding	11,781,678	3,750,000
Basic net loss per share of Common Stock	$(0.05)	$(0.00)